Supplement dated December 1, 2009
to the Prospectuses
dated April 9, 2009
of
VAN KAMPEN PARTNERS TRUST,
on behalf each of its series,
Van Kampen O’Shaughnessy All Cap Core Fund
Van Kampen O’Shaughnessy Enhanced Dividend Fund
Van Kampen O’Shaughnessy Global Fund
Van Kampen O’Shaughnessy International Fund
Van Kampen O’Shaughnessy Large Cap Growth Fund
Van Kampen O’Shaughnessy Small/Mid Cap Growth Fund,
each as previously supplemented on October 21, 2009,
September 14, 2009 and August 14, 2009

Each prospectus is hereby supplemented as follows:

Effective immediately, each Fund is closed to new investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT33 12/09